Information on related parties (Details Narrative) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jun. 24, 2020
Information on related parties
Due From Related Party	$ 236,325	$ 745,431
Purchase Of Capital Stock Shares			30.00%
Non-controlling Interest Number Of Shares			993,993,952
Capital Stock Per Shares			$ 0.034418
Other equity account	$ 5,780,946